SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets & Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, useful life	10 years
Impairment loss measurement	$ 1	$ 0
Unrecognized Tax Benefits	$ 0	$ 0